Long-Term Bank Loans	12 Months Ended
Dec. 31, 2020
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Long-Term Bank Loans
33.	LONG-TERM BANK LOANS

	Interest rates and final maturity	2019	2020
RMB denominated bank loans	Fixed interest rates ranging from 1.08% to 1.20% (2019: 1.08% to 1.20%) per annum with maturity through 2036 (2019: maturity through 2036)	3,032	2,678

USD denominated bank loans	Fixed interest rates ranging from Nil to 1.55% (2019: Nil to 1.55%) per annum with maturity through 2039 (2019: maturity through 2039)	232	204

Euro denominated bank loans	Fixed interest rates ranging from 1.10% to 2.50% (2019: 1.10% to 2.50%) per annum with maturity through 2034 (2019: maturity through 2034)	42	18

Sub-total		3,306	2,900

Less: Current portion		(437)	(418)

		2,869	2,482

As of December 31, 2020, long-term bank loans of approximately RMB46 million (2019: approximately RMB61 million) were guaranteed by third parties.
The repayment schedule of the long-term bank loans is as follows:

	2019	2020
Balances due:
- no later than one year	437	418
- later than one year and no later than two years	413	444
- later than two years and no later than five years	1,183	1,072
- later than five years	1,273	966

	3,306	2,900
Less: Portion classified as current liabilities	(437)	(418)

	2,869	2,482